ENVIRONMENTAL, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Asset Retirement Obligation

A summary of the changes in the asset retirement obligation for the years ended December 31, 2012 and 2011 is presented below:

Asset retirement obligation as of December 31, 2010	$20.0

Liabilities incurred	—
Liabilities settled	(0.5)
Accretion expense	1.2
Revision in estimated cash flows	0.1
Currency exchange	(0.1)

Asset retirement obligation as of December 31, 2011	$20.7

Liabilities incurred	—
Liabilities settled	(1.5)
Accretion expense	1.0
Revision in estimated cash flows	(4.4)
Currency exchange	0.1

Asset retirement obligation as of December 31, 2012	$15.9

Number of Claimants Involved in Asbestos Claims

The following table presents information about asbestos claims activity:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100

Number of claimants at end of period	8,000	8,000

Estimated Future Minimum Rental Expenses

Estimated future minimum rental expenses under property and equipment leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012 are:

Year	Operating Leases	Capital Lease	Total Leases
2013	9.6	2.8	12.4
2014	7.6	2.9	10.5
2015	6.2	3.0	9.2
2016	5.4	3.1	8.5
2017	4.4	3.3	7.7
Thereafter	6.5	2.5	9.0

Total minimum lease payments	$39.7	$17.6	$57.3